Stock-Based Compensation Plans and Arrangements	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation Plans and Arrangements

11. Stock-Based Compensation Plans and Arrangements

As of December 31, 2012, we have one active stock-based compensation plan that provides for grants of equity awards to our employees and non-employee directors. We also maintain the ESPP. Shares issued under these stock-based compensation plans may be either shares reacquired by us or shares that are authorized but unissued.

Our SLM Corporation 2012 Omnibus Incentive Plan was approved by shareholders on May 24, 2012. At December 31, 2012, 20 million shares were authorized to be issued from this plan.

An amendment to our ESPP was approved by our shareholders on May 24, 2012 that authorized the issuance of 6 million shares under the plan and kept the terms of the plan substantially the same.

The total stock-based compensation cost recognized in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 was $47 million, $56 million and $40 million, respectively. As of December 31, 2012, there was $18 million of total unrecognized compensation expense related to unvested stock awards net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.8 years. We amortize compensation expense on a straight-line basis over the related vesting periods of each tranche of each award.

In the first quarter of 2011, we changed our stock-based compensation plans so that retirement eligible employees would not forfeit unvested stock-based compensation upon their retirement. This change had the effect of accelerating $11 million of future stock-based compensation expenses associated with these unvested stock grants into the first quarter of 2011 for those employees who are retirement eligible or who will become retirement eligible prior to the vesting date.

Stock Options

Stock options granted prior to 2012 expire 10 years after the grant date, and those granted in 2012 expire in 5 years. The exercise price must be equal to or greater than the market price of our common stock on the grant date. We have granted time-vested, price-vested and performance-vested options to our employees and non-employee directors. Time-vested options granted to management and non-management employees generally vest over three years. Price-vested options granted to management employees vest upon our common stock reaching a targeted closing price for a set number of days. Performance-vested options granted to management employees vest one-third per year for three years based on corporate earnings-related performance targets. Options granted to non-employee directors vest upon the director’s election to the Board.

The fair values of the options granted in the years ended December 31, 2012, 2011 and 2010 were estimated as of the grant date using a Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2012	2011	2010
Risk-free interest rate	.60%	1.57%	1.60%
Expected volatility	44%	54%	60%
Expected dividend rate	3.13%	2.58%	0.00%
Expected life of the option	2.8 years	4.1 years	3.3 years
Weighted average fair value of options granted	$4.12	$5.18	$4.40

The expected life of the options is based on observed historical exercise patterns. Groups of employees (and non-employee directors) that have received similar option grant terms are considered separately for valuation purposes. The expected volatility is based on implied volatility from publicly-traded options on our stock at the grant date and historical volatility of our stock consistent with the expected life of the option. The risk-free interest rate is based on the U.S. Treasury spot rate at the grant date consistent with the expected life of the option. The dividend yield is based on the projected annual dividend payment per share based on the dividend amount at the grant date, divided by the stock price at the grant date.

The following table summarizes stock option activity for the year ended December 31, 2012.

(Dollars in millions, except per share data)	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2011	32,671,065	$19.78
Granted	2,821,847	15.99
Exercised(2)(3)	(5,221,677)	10.78
Canceled	(4,278,488)	27.92

Outstanding at December 31, 2012(4)(5)	25,992,747	$19.84	5.0 yrs	$86

Exercisable at December 31, 2012	17,653,379	$22.25	4.5 yrs	$59

(1)	The aggregate intrinsic value represents the total intrinsic value (the aggregate difference between our closing stock price on December 31, 2012 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012.
(2)	The total intrinsic value of options exercised was $27 million, $14 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.
(3)	No cash was received from option exercises for the year ended December 31, 2012. The actual tax benefit realized for the tax deductions from option exercises totaled $10 million for the year ended December 31, 2012.
(4)	As of December 31, 2012, there was $4 million of unrecognized compensation cost related to stock options net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.4 years.
(5)	For net-settled options, gross number is reflected.

Restricted Stock

Restricted stock awards generally vest over three years and in some cases based on corporate earnings-related performance targets. Outstanding restricted stock is entitled to dividend equivalent units that vest subject to the same vesting requirements or lapse of transfer restrictions, as applicable, as the underlying restricted stock award. The fair value of restricted stock awards is based on our stock price at the grant date.

The following table summarizes restricted stock activity for the year ended December 31, 2012.

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	412,862	$12.07
Granted	60,652	15.99
Vested(1)	(285,722)	13.24
Canceled	—	—

Non-vested at December 31, 2012(2)	187,792	$11.55

(1)	The total fair value of shares that vested during the years ended December 31, 2012, 2011 and 2010 was $4 million, $6 million and $9 million, respectively.
(2)	As of December 31, 2012, there was $.2 million of unrecognized compensation cost related to restricted stock net of estimated forfeitures, which is expected to be recognized over a weighted average period of .8 years.

Restricted Stock Units and Performance Stock Units

Restricted stock units (“RSUs”) and performance stock units (“PSUs”) are equity awards granted to employees that entitle the holder to shares of our common stock when the award vests. RSUs may be time-vested over three years or vested at grant but subject to transfer restrictions, while PSUs vest based on corporate earnings-related performance targets over a three-year period. Outstanding RSUs and PSUs are entitled to dividend equivalent units that vest subject to the same vesting requirements or lapse of transfer restrictions, as applicable, as the underlying award. The fair value of RSUs and PSUs is based on our stock price at the grant date.

The following table summarizes RSU and PSU activity for the year ended December 31, 2012.

	Number of RSUs/ PSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	2,730,690	$14.67
Granted	2,746,912	16.00
Vested and converted to common stock(1)	(920,332)	14.60
Canceled	(83,806)	15.41

Outstanding at December 31, 2012(2)	4,473,464	$15.49

(1)	The total fair value of RSUs/PSUs that vested and converted to common stock during the years ended December 31, 2012, 2011 and 2010 was $13 million, $.4 million and $.4 million, respectively.
(2)	As of December 31, 2012, there was $14 million of unrecognized compensation cost related to RSUs/PSUs net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.9 years.

Employee Stock Purchase Plan

Under the ESPP, employees can purchase shares of our common stock at the end of a 12-month offering period at a price equal to the share price at the beginning of the 12-month period, less 15 percent, up to a maximum purchase price of $7,500 plus accrued interest. The purchase price for each offering is determined at the beginning of the offering period.

The fair values of the stock purchase rights of the ESPP offerings were calculated using a Black-Scholes option pricing model with the following weighted average assumptions.

	Years Ended December 31,
	2012	2011	2010
Risk-free interest rate	.13%	.27%	.33%
Expected volatility	29%	42%	61%
Expected dividend rate	3.27%	1.87%	0.00%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of stock purchase rights	$3.01	$3.63	$3.30

The expected volatility is based on implied volatility from publicly-traded options on our stock at the grant date and historical volatility of our stock consistent with the expected life. The risk-free interest rate is based on the U.S. Treasury spot rate at the grant date consistent with the expected life. The dividend yield is based on the projected annual dividend payment per share based on the current dividend amount at the grant date divided by the stock price at the grant date.

The fair values were amortized to compensation cost on a straight-line basis over a one-year vesting period. As of December 31, 2012, there was $.1 million of unrecognized compensation cost related to the ESPP net of estimated forfeitures, which is expected to be recognized in January 2013.

During the years ended December 31, 2012, 2011 and 2010, plan participants purchased 192,755 shares, 278,266 shares and 205,528 shares, respectively, of our common stock.